ACQUISITIONS AND INTANGIBLES - Assets Acquired (Details) - USD ($) $ in Thousands	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Assets acquired:
Goodwill		$ 1,025	$ 4,448
Liabilities assumed:
Preliminary Goodwill		$ 1,025	$ 4,448
Neuro Pro Monitoring
Purchase price consideration:
Cash	$ 1,125
Common share liability, at fair value	2,275
Total consideration	3,400
Assets acquired:
Cash	51
Accounts receivable	2,000
Right of use assets	131
Total assets acquired	2,182
Goodwill	1,591
Liabilities assumed:
Accounts payable and accrued liabilities	242
Lease liability	131
Total liabilities assumed	373
Preliminary Goodwill	1,591
Total	$ 3,400